TRADE RECEIVABLES - Schedule of Financial Assets That Are Either Past Due or Impaired (Details) - Trade receivables - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 24,674,203	$ 29,739,374
0 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	7,029,712	7,193,784
31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	449,533	1,334,517
61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	278,923	294,520
More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	2,265,268	1,980,729
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 8,098,391	$ 10,591,903
Average age of overdue balances (in days)	22 days	27 days
Financial assets past due but not impaired | 0 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 7,029,712	$ 7,193,784
Financial assets past due but not impaired | 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	449,533	1,334,517
Financial assets past due but not impaired | 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	278,923	294,520
Financial assets past due but not impaired | More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	340,223	1,769,082
Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	1,925,045	1,329,119
Financial assets impaired | More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 1,925,045	$ 1,329,119